Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015
Accrued Expenses
Accrued incentive compensation		$ 14,799	$ 9,236
Accrued legal fees		13,642	183
Other		33,064	26,422
Accrued expenses	$ 56,364	$ 61,505	$ 35,841